SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Sep. 30, 2021
Maximum | Property and Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	25 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	10 years
Maximum | Automobiles
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Maximum | Office and electric equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Minimum | Property and Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	20 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Minimum | Automobiles
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Minimum | Office and electric equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years